SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION [abstract]
Schedule of Reportable Operating Segments

The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

For the year ended December 31, 2017

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Impairment of mineral, royalty and other interests	(Gain) loss on disposal of mineral interest and other	Income (loss) before taxes	Cash flow from operating activities
Bachelor Lake, Canada	Gold	$7,706	$379	$3,082	$4,074	$-	$(2,952)	$3,881	$5,030
Black Fox, Canada	Gold	6,693	-	2,847	2,520	-	-	1,326	3,953
Chapada, Brazil	Copper	11,001	-	3,249	3,765	-	-	3,987	7,753
Diavik, Canada	Diamonds	-	7,150	-	6,080	-	-	1,070	6,781
Karma, Burkina Faso	Gold	6,863	-	1,365	3,437	-	-	2,061	5,489
Ming, Canada	Gold	796	-	-	356	-	-	440	796
Santa Elena, Mexico	Gold	11,570	-	3,485	1,098	-	-	6,987	7,548
Yamana silver stream, Argentina	Silver	4,252	-	1,267	2,253	-	-	732	2,985
Other Royalties [1]	Various	-	11,538	-	5,894	9,104	(866)	(2,594)	13,693
Other	Gold	327	-	26	103	-	221	(23)	294
Total Segments		$49,208	$19,067	$15,321	$29,580	$9,104	$(3,597)	$17,867	$54,322

Corporate:
Administration & Project evaluation expenses		-	-	-	-	-	-	(11,300)	(7,408)
Foreign exchange gain		-	-	-	-	-	-	2,434	-
Gain on revaluation of investments		-	-	-	-	-	-	5,827	-
Finance expense, net		-	-	-	-	-	-	(1,465)	(1,593)
Other		-	-	-	-	-	(1,251)	1,251	(548)
Total Corporate		$-	$-	$-	$-	$-	$(1,251)	$(3,253)	$(9,549)

Consolidated		$49,208	$19,067	$15,321	$29,580	$9,104	(4,848)	$14,614	$44,773

1)

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the Royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Bracemac-McLeod, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Copper Mountain, Forrestania and Sheerness. Includes royalty revenue from royalty interests located in Canada of $5.7 million, in the United States of $1.5 million, Argentina of $1.8 million, Honduras of $1.8 million and other of $0.7 million. Includes royalty revenue from Gold of $6.5 million, Copper of $1.5 million and Other Base Metals of $3.5 million.

For the year ended December 31, 2016

In $000s	Product	Sales	Royalty revenue	Cost of sales, excluding depletion	Depletion	Impairment of mineral, royalty and other interests	(Gain) loss on disposal of mineral interest and other	Income (loss) before taxes	Cash flow from operating activities
Bachelor Lake, Canada	Gold	$8,721	$462	$3,494	$4,411	$-	$-	$1,278	$5,481
Black Fox, Canada	Gold	5,617	-	2,354	2,011	-	-	1,252	2,951
Chapada, Brazil	Copper	6,075	-	1,843	2,737	-	-	1,495	4,232
Diavik, Canada	Diamonds	-	5,856	-	5,519	-	-	337	5,901
Karma, Burkina Faso	Gold	4,272	-	860	2,095	-	-	1,317	3,314
Ming, Canada	Gold	2,025	-	-	792	-	-	1,233	2,025
Santa Elena, Mexico	Gold	11,772	-	3,385	2,001	-	-	6,386	8,460
Yamana silver stream, Argentina	Silver	2,926	-	876	1,427	-	-	623	2,050
Other Royalties [1]	Various	-	14,419	4	6,592	2,507	-	5,316	14,073
Other	Gold	226	-	18	69	-	-	139	208
Total Segments		$41,634	$20,737	$12,834	$27,654	$2,507	$-	$19,376	$48,695

Corporate:
Administration & Project evaluation expenses		-	-	-	-	-	-	(10,095)	(6,758)
Foreign exchange loss		-	-	-	-	-	-	(87)	-
Gain on revaluation of investments		-	-	-	-	-	-	22,093	-
Finance expense, net		-	-	-	-	-	-	(395)	(2,388)
Other		-	-	-	-	-	1,107	(1,107)	(558)
Total Corporate		$-	$-	$-	$-	$-	$1,107	$10,409	$(9,704)

Consolidated		$41,634	$20,737	$12,834	$27,654	$2,507	1,107	$29,785	$38,991

1)

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the Royalty interest has been summarized under Other Royalties. Other Royalties includes royalty revenue from Bracemac-McLeod, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Thunder Creek, Copper Mountain, Forrestania and Sheerness. Includes royalty revenue from royalty interests located in Canada of $5.6 million, in the United States of $2.5 million, Argentina of $1.9 million, Honduras of $3.7 million and other of $0.7 million. Includes royalty revenue from Gold of $9.2 million, Copper of $2.5 million and Other Base Metals of $2.7 million.

Schedule of Assets by Segments

Total assets as of:

In $000s	December 31, 2017	December 31, 2016
Aurizona	$10,723	$10,723
Bachelor Lake	1,124	5,268
Black Fox	11,350	13,946
Chapada	63,026	66,791
Diavik	36,739	42,450
Hot Maden [1]	183,271	5,818
Hugo North Extension and Heruga	35,351	35,351
Karma	21,034	24,389
Ming	11,300	11,653
Santa Elena	3,693	4,345
Yamana silver stream	70,556	72,807
Other Royalties [2]	96,131	108,844
Other [3]	7,423	6,190
Total Segments	$551,721	$408,575

Corporate:
Cash	12,539	21,434
Investments	78,882	61,293
Deferred Tax Assets	13,581	16,934
Deferred Financing Costs and Other	4,192	3,289
Loan Receivable	-	23,357
Total Corporate	$109,194	$126,307

Consolidated	$660,915	$534,882

1)	Includes royalty interest of $5.8 million and investment in associate of $177.5 million in 2017. Includes $5.8 million royalty interest in 2016.
2)

Where a mineral interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and represents a royalty on gold, silver or other metal, the Royalty interest has been summarized under Other Royalties. Includes Bracemac-McLeod, Coringa, Mt. Hamilton, Paul Isnard, Prairie Creek, Ann Mason, Gualcamayo, Emigrant Springs, Mine Waste Solutions, San Andres, Sao Francisco, Sao Vicente, Thunder Creek, Bomboré, Hackett River, Lobo-Marte, Agi Dagi & Kirazli and other.

3)	Includes Koricancha Stream and other.

Non-current assets by geographical region as of:

In $000s	December 31, 2017[1]	December 31, 2016[1]

North America
Canada	$86,832	$99,728
USA	16,055	21,403
Mexico	2,874	4,033

South & Central America
Argentina	$94,166	$95,191
Brazil	77,113	85,410
French Guiana	5,154	5,153
Peru	6,434	4,899
Honduras	1,430	2,248
Chile	2,460	2,460
Paraguay	-	1,264

Africa
Burkina Faso	$20,087	$26,807
South Africa	4,301	4,066
Cote D'Ivoire	400	-
Botswana	1,017	-

Asia & Australia
Turkey	$187,725	$10,260
Mongolia	36,589	36,589
Australia	2,891	3,274

Consolidated	$545,528	$402,785

1)	Includes Mineral, Royalty and Other Interests (Note 6), Investment in Associate (Note 8) and Exploration Assets.